            Payden High Income Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
2,500,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 3.07%, 4/19/30 (a)(b)
	(Cost - $2,435)	$2,454
Bank Loans(c) (4%)
1,488,750	AI Convoy Luxembourg Sarl Term Loan B 1L, (LIBOR USD 1-Month + 3.500%),
	4.50%, 1/20/27	1,492
3,503,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 1-Month + 9.000%),
	10.00%, 11/01/25	3,846
1,268,182	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%), 6.65%, 8/04/25	1,273
2,100,000	Flynn Restaurant Group LP Term Loan 2L,
	(LIBOR USD 1-Month + 7.000%),
	7.15%, 6/29/26	1,988
1,284,931	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.90%, 10/22/25	1,288
1,250,000	Informatica LLC Term Loan 2L, (LIBOR USD 3-Month + 7.125%), 7.13%, 2/25/25	1,283
2,680,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%), 6.90%, 3/16/26	2,671
1,000,000	PetSmart Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 3.750%), 4.50%, 1/29/28	1,000
979,695	Rackspace Technology Global Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%),
	4.00%, 11/03/23	981
1,270,000	Sotera Health Holdings LLC Term Loan 1L,
	(LIBOR USD 3-Month + 2.750%),
	3.25%, 12/13/26	1,269
2,505,000	Tacala Investment Corp. Term Loan B 2L,
	(LIBOR USD 1-Month + 7.500%),
	8.25%, 2/05/28	2,505
1,250,000	TIBCO Software Inc. Term Loan 2L, (LIBOR
	USD 1-Month + 7.250%), 7.40%, 3/04/28	1,270
2,000,000	Zaxby’s Operating Co. LP Term Loan B 2L,
	(LIBOR USD 1-Month + 6.500%),
	7.25%, 12/09/28	2,033
Total Bank Loans (Cost - $22,153)		22,899
Corporate Bond (90%)
Automotive (5%)
800,000	Allison Transmission Inc. 144A,
	3.75%, 1/30/31 (b)	800
1,500,000	Allison Transmission Inc. 144A,
	4.75%, 10/01/27 (b)	1,572
1,000,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/26	1,024
450,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.25%, 5/15/26 (b)	480
2,000,000	Dana Financing Luxembourg Sarl 144A,
	6.50%, 6/01/26 (b)	2,082
500,000	Dana Inc., 5.38%, 11/15/27	526
1,800,000	Dealer Tire LLC/DT Issuer LLC 144A,
	8.00%, 2/01/28 (b)	1,917
1,500,000	Ford Motor Co., 4.75%, 1/15/43	1,516
700,000	Ford Motor Co., 8.50%, 4/21/23	785

Principal or Shares	Security Description	Value (000)

1,500,000	Ford Motor Co., 9.00%, 4/22/25	$1,826
400,000	Ford Motor Co., 9.63%, 4/22/30	567
2,000,000	Ford Motor Credit Co. LLC, 3.82%, 11/02/27	2,061
2,050,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,145
1,000,000	Ford Motor Credit Co. LLC, 5.88%, 8/02/21	1,020
2,000,000	Goodyear Tire & Rubber Co., 5.00%, 5/31/26	2,049
1,000,000	Howmet Aerospace Inc., 5.13%, 10/01/24	1,101
1,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26
	EUR (d)(e)	1,242
1,000,000	IHO Verwaltungs GmbH 144A,
	6.38%, 5/15/29 (b)	1,103
2,523,000	Moog Inc. 144A, 4.25%, 12/15/27 (b)	2,621
500,000	Spirit AeroSystems Inc., 4.60%, 6/15/28	480
1,000,000	Spirit AeroSystems Inc. 144A,
	7.50%, 4/15/25 (b)	1,075
900,000	TransDigm Inc., 6.50%, 5/15/25	924
1,500,000	TransDigm Inc., 7.50%, 3/15/27	1,607
250,000	TransDigm Inc. 144A, 8.00%, 12/15/25 (b)	274
1,500,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26	1,585
		32,382
Banking (2%)
1,500,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 2.931%), 5.88%, (a)(f)	1,666
500,000	CIT Group Inc., 4.13%, 3/09/21	501
2,000,000	CIT Group Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.372%),
	4.13%, 11/13/29 (a)	2,040
1,500,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%),
	5.95%, (a)(f)	1,580
1,000,000	Deutsche Bank AG, (USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (a)	1,070
1,500,000	Lloyds Bank PLC 144A, (3 mo. LIBOR USD
	+ 11.756%), 12.00%, (a)(b)(f)	1,716
		8,573
Basic Industry (14%)
1,000,000	Alcoa Nederland Holding BV 144A,
	5.50%, 12/15/27 (b)	1,078
1,500,000	ArcelorMittal SA, 4.55%, 3/11/26	1,671
2,750,000	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	2,877
1,828,000	Ashland LLC, 6.88%, 5/15/43	2,448
1,000,000	Avient Corp. 144A, 5.75%, 5/15/25 (b)	1,063
2,000,000	Big River Steel LLC/BRS Finance Corp. 144A,
	6.63%, 1/31/29 (b)	2,162
500,000	BWX Technologies Inc. 144A,
	4.13%, 6/30/28 (b)	524
2,000,000	BWX Technologies Inc. 144A,
	5.38%, 7/15/26 (b)	2,075
2,000,000	Cascades Inc./Cascades USA Inc. 144A,
	5.38%, 1/15/28 (b)	2,116
1,300,000	CF Industries Inc., 5.15%, 3/15/34	1,602
1,500,000	Cleveland-Cliffs Inc., 5.88%, 6/01/27	1,558
800,000	Cleveland-Cliffs Inc. 144A, 6.75%, 3/15/26 (b)	862
1,500,000	Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	1,828

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,500,000	Energizer Holdings Inc. 144A,
	4.38%, 3/31/29 (b)	$1,536
2,000,000	First Quantum Minerals Ltd. 144A,
	7.25%, 4/01/23 (b)	2,046
1,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	4.50%, 9/15/27 (b)	1,100
2,600,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	2,772
500,000	Freeport-McMoRan Inc., 5.40%, 11/14/34	624
960,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	1,202
1,000,000	GrafTech Finance Inc. 144A,
	4.63%, 12/15/28 (b)	1,014
1,000,000	Graphic Packaging International LLC 144A,
	4.75%, 7/15/27 (b)	1,106
1,500,000	H&E Equipment Services Inc. 144A,
	3.88%, 12/15/28 (b)	1,495
1,200,000	HB Fuller Co., 4.00%, 2/15/27	1,253
1,000,000	HB Fuller Co., 4.25%, 10/15/28	1,024
1,000,000	Hudbay Minerals Inc. 144A, 6.13%, 4/01/29 (b)	1,063
1,000,000	Hudbay Minerals Inc. 144A, 7.63%, 1/15/25 (b)	1,043
2,750,000	IAMGOLD Corp. 144A, 5.75%, 10/15/28 (b)	2,821
1,250,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (b)	1,331
1,500,000	KBR Inc. 144A, 4.75%, 9/30/28 (b)	1,554
1,000,000	Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A, 4.25%, 12/15/25 (b)	1,006
1,500,000	MasTec Inc. 144A, 4.50%, 8/15/28 (b)	1,582
3,500,000	Mauser Packaging Solutions Holding Co. 144A, 7.25%, 4/15/25 (b)	3,455
3,150,000	MDC Holdings Inc., 2.50%, 1/15/31	3,150
2,200,000	Mercer International Inc. 144A,
	5.13%, 2/01/29 (b)	2,238
1,000,000	Meritage Homes Corp., 5.13%, 6/06/27	1,126
1,500,000	Mueller Water Products Inc. 144A,
	5.50%, 6/15/26 (b)	1,558
1,850,000	Novelis Corp. 144A, 4.75%, 1/30/30 (b)	1,949
2,000,000	OCI NV 144A, 4.63%, 10/15/25 (b)	2,073
1,500,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu 144A,
	4.00%, 10/15/27 (b)	1,511
1,000,000	Standard Industries Inc. 144A,
	4.75%, 1/15/28 (b)	1,055
500,000	Standard Industries Inc. 144A,
	5.00%, 2/15/27 (b)	522
2,000,000	Stevens Holding Co. Inc. 144A,
	6.13%, 10/01/26 (b)	2,186
1,750,000	Taseko Mines Ltd. 144A, 7.00%, 2/15/26 (b)	1,746
1,500,000	Taylor Morrison Communities Inc./Taylor
	Morrison Holdings II Inc. 144A,
	5.63%, 3/01/24 (b)	1,631
1,500,000	Tri Pointe Homes Inc., 5.25%, 6/01/27	1,634
2,000,000	Trivium Packaging Finance BV 144A,
	8.50%, 8/15/27 (b)	2,174
2,000,000	Tronox Inc. 144A, 6.50%, 4/15/26 (b)	2,065

Principal or Shares	Security Description	Value (000)

2,000,000	Univar Solutions USA Inc. 144A,
	5.13%, 12/01/27 (b)	$2,103
1,000,000	Winnebago Industries Inc. 144A,
	6.25%, 7/15/28 (b)	1,079
		80,691
Consumer Goods (4%)
1,600,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 3/15/29 (b)	1,582
1,400,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (b)	1,498
2,500,000	Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (b)	2,590
1,476,000	KeHE Distributors LLC/KeHE Finance Corp.
	144A, 8.63%, 10/15/26 (b)(g)	1,642
2,000,000	Kraft Heinz Foods Co., 3.88%, 5/15/27	2,191
2,850,000	Kraft Heinz Foods Co., 5.00%, 7/15/35	3,374
3,250,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	3,753
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (b)	938
1,750,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (b)	1,903
2,100,000	U.S. Foods Inc. 144A, 4.75%, 2/15/29 (b)	2,111
3,500,000	United Natural Foods Inc. 144A,
	6.75%, 10/15/28 (b)	3,706
		25,288
Energy (14%)
3,650,000	Aethon United BR LP/Aethon United Finance
	Corp. 144A, 8.25%, 2/15/26 (b)	3,741
1,000,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 7.88%, 5/15/26 (b)	1,072
2,000,000	Antero Resources Corp. 144A,
	4.25%, 9/01/26 (b)(g)	3,715
2,000,000	Antero Resources Corp., 5.00%, 3/01/25	1,898
50,000	Antero Resources Corp. 144A,
	8.38%, 7/15/26 (b)	53
1,000,000	Apache Corp., 5.10%, 9/01/40	1,014
2,347,000	Ascent Resources Utica Holdings LLC/ARU
	Finance Corp. 144A, 9.00%, 11/01/27 (b)	2,656
1,000,000	Baytex Energy Corp. 144A, 5.63%, 6/01/24 (b)	850
3,046,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (b)	2,406
1,580,000	California Resources Corp. 144A,
	7.13%, 2/01/26 (b)	1,563
2,000,000	Cenovus Energy Inc., 3.80%, 9/15/23	2,108
500,000	Cenovus Energy Inc., 5.25%, 6/15/37	562
500,000	Centennial Resource Production LLC 144A,
	5.38%, 1/15/26 (b)	421
1,500,000	Centennial Resource Production LLC 144A,
	6.88%, 4/01/27 (b)	1,306
1,200,000	Centennial Resource Production LLC 144A,
	8.00%, 6/01/25 (b)	1,146
2,000,000	CNX Midstream Partners LP/CNX Midstream
	Finance Corp. 144A, 6.50%, 3/15/26 (b)	2,055
825,000	CNX Resources Corp. 144A, 7.25%, 3/14/27 (b)	888
2,744,000	Crew Energy Inc., 6.50%, 3/14/24 CAD (d)(e)	1,738
1,000,000	DCP Midstream Operating LP 144A,
	6.75%, 9/15/37 (b)	1,115
500,000	EnLink Midstream Partners LP, 4.40%, 4/01/24	496
350,000	EQM Midstream Partners LP, 6.50%, 7/15/48	338

          Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000	EQT Corp. 144A, 1.75%, 5/01/26 (b)	$2,037
1,000,000	Genesis Energy LP/Genesis Energy Finance
	Corp., 8.00%, 1/15/27	952
2,000,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	2,010
1,400,000	HighPoint Operating Corp., 7.00%, 10/15/22	572
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp. 144A, 5.00%, 2/01/28 (b)	1,514
2,600,000	Indigo Natural Resources LLC 144A,
	5.38%, 2/01/29 (b)	2,574
1,000,000	Indigo Natural Resources LLC 144A,
	6.88%, 2/15/26 (b)	1,039
1,000,000	MEG Energy Corp. 144A, 7.13%, 2/01/27 (b)	1,034
3,100,000	Northriver Midstream Finance LP 144A,
	5.63%, 2/15/26 (b)	3,180
1,000,000	Occidental Petroleum Corp., 3.40%, 4/15/26	967
1,000,000	Occidental Petroleum Corp., 4.20%, 3/15/48	839
500,000	Occidental Petroleum Corp., 4.40%, 4/15/46	440
1,500,000	Occidental Petroleum Corp., 4.63%, 6/15/45	1,312
2,000,000	Occidental Petroleum Corp., 5.88%, 9/01/25	2,112
2,000,000	Occidental Petroleum Corp., 7.88%, 9/15/31	2,291
500,000	Occidental Petroleum Corp., 8.50%, 7/15/27	591
1,500,000	Ovintiv Inc., 8.13%, 9/15/30	1,970
1,500,000	Parkland Corp. 144A, 5.88%, 7/15/27 (b)	1,608
500,000	PBF Holding Co. LLC/PBF Finance Corp.,
	6.00%, 2/15/28	291
1,500,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.25%, 5/15/25 (b)	1,449
2,000,000	Petrobras Global Finance BV, 6.75%, 6/03/50	2,344
1,300,000	Range Resources Corp., 5.75%, 6/01/21	1,303
2,500,000	Range Resources Corp., 9.25%, 2/01/26	2,728
500,000	SM Energy Co., 5.63%, 6/01/25	453
1,000,000	SM Energy Co., 6.75%, 9/15/26	904
1,500,000	Southwestern Energy Co., 8.38%, 9/15/28	1,608
1,000,000	Sunoco LP/Sunoco Finance Corp.,
	5.88%, 3/15/28	1,064
400,000	Targa Resources Partners LP/Targa Resources
	Partners Finance Corp. 144A, 4.00%, 1/15/32 (b)	397
2,000,000	Targa Resources Partners LP/Targa Resources
	Partners Finance Corp., 5.88%, 4/15/26	2,099
1,500,000	TerraForm Power Operating LLC 144A,
	4.75%, 1/15/30 (b)	1,612
1,250,000	TerraForm Power Operating LLC 144A,
	5.00%, 1/31/28 (b)	1,390
1,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	1,614
1,750,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 144A, 8.75%, 4/15/23 (b)	1,636
1,000,000	Western Midstream Operating LP,
	4.65%, 7/01/26	1,052
1,500,000	WPX Energy Inc., 4.50%, 1/15/30	1,591
500,000	WPX Energy Inc., 5.75%, 6/01/26	525
		82,243
Financial Services (6%)
1,000,000	Compass Group Diversified Holdings LLC 144A, 8.00%, 5/01/26 (b)	1,055

Principal or Shares	Security Description	Value (000)

2,600,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (b)	$2,645
1,500,000	Genworth Mortgage Holdings Inc. 144A,
	6.50%, 8/15/25 (b)	1,602
2,500,000	goeasy Ltd. 144A, 5.38%, 12/01/24 (b)	2,611
3,000,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.38%, 2/01/29 (b)	2,989
1,700,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 4.75%, 9/15/24	1,792
850,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 5/15/26	900
2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.75%, 2/01/24	2,045
2,000,000	Nationstar Mortgage Holdings Inc. 144A,
	5.13%, 12/15/30 (b)	2,077
2,500,000	Navient Corp., 5.50%, 1/25/23	2,627
1,000,000	Navient Corp., 5.88%, 10/25/24	1,064
500,000	Navient Corp., 6.63%, 7/26/21	512
1,172,000	Navient Corp., 7.25%, 9/25/23	1,293
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	1,010
1,000,000	OneMain Finance Corp., 5.38%, 11/15/29	1,102
350,000	OneMain Finance Corp., 6.63%, 1/15/28	409
2,000,000	OneMain Finance Corp., 6.88%, 3/15/25	2,299
450,000	OneMain Finance Corp., 8.88%, 6/01/25	503
2,000,000	Owl Rock Technology Finance Corp. 144A,
	4.75%, 12/15/25 (b)	2,132
1,000,000	PennyMac Financial Services Inc. 144A,
	5.38%, 10/15/25 (b)	1,049
1,500,000	PRA Group Inc. 144A, 7.38%, 9/01/25 (b)	1,612
2,700,000	SLM Corp., 5.13%, 4/05/22	2,769
		36,097
Healthcare (8%)
1,350,000	Bausch Health Americas Inc. 144A,
	9.25%, 4/01/26 (b)	1,500
1,000,000	Bausch Health Cos. Inc. 144A,
	5.00%, 1/30/28 (b)	1,032
2,000,000	Bausch Health Cos. Inc. 144A,
	5.00%, 2/15/29 (b)	2,051
1,000,000	Bausch Health Cos. Inc. 144A,
	7.00%, 1/15/28 (b)	1,084
1,000,000	Bausch Health Cos. Inc. 144A,
	9.00%, 12/15/25 (b)	1,100
950,000	Catalent Pharma Solutions Inc. 144A,
	5.00%, 7/15/27 (b)	1,003
1,500,000	Centene Corp., 4.25%, 12/15/27	1,590
2,000,000	Centene Corp., 4.63%, 12/15/29	2,220
2,000,000	Centene Corp., 4.75%, 1/15/25	2,053
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (b)	694
1,500,000	Centene Corp. 144A, 5.38%, 8/15/26 (b)	1,577
950,000	CHS/Community Health Systems Inc. 144A,
	6.63%, 2/15/25 (b)	1,002
500,000	CHS/Community Health Systems Inc. 144A,
	8.00%, 12/15/27 (b)	545
2,500,000	DaVita Inc. 144A, 3.75%, 2/15/31 (b)	2,484
1,500,000	Encompass Health Corp., 4.75%, 2/01/30	1,616
1,100,000	HCA Inc., 3.50%, 9/01/30	1,141
1,000,000	HCA Inc., 5.63%, 9/01/28	1,173

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

860,000	HCA Inc., 5.88%, 2/01/29	$1,026
1,500,000	HCA Inc., 7.69%, 6/15/25	1,811
2,000,000	Molina Healthcare Inc. 144A,
	3.88%, 11/15/30 (b)	2,142
1,900,000	Radiology Partners Inc. 144A,
	9.25%, 2/01/28 (b)	2,083
1,000,000	RP Escrow Issuer LLC 144A,
	5.25%, 12/15/25 (b)	1,039
2,500,000	Select Medical Corp. 144A, 6.25%, 8/15/26 (b)	2,678
2,500,000	Syneos Health Inc. 144A, 3.63%, 1/15/29 (b)	2,502
750,000	Tenet Healthcare Corp. 144A,
	4.63%, 6/15/28 (b)	789
1,800,000	Tenet Healthcare Corp. 144A,
	4.88%, 1/01/26 (b)	1,880
1,000,000	Tenet Healthcare Corp. 144A,
	6.13%, 10/01/28 (b)	1,049
2,000,000	Tenet Healthcare Corp., 6.75%, 6/15/23	2,172
2,000,000	Tenet Healthcare Corp., 7.00%, 8/01/25	2,071
500,000	Tenet Healthcare Corp. 144A,
	7.50%, 4/01/25 (b)	541
1,000,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24 EUR (d)(e)	1,148
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,434
		48,230
Insurance (1%)
1,750,000	Alliant Holdings Intermediate LLC/Alliant
	Holdings Co-Issuer 144A, 6.75%, 10/15/27 (b)	1,854
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (a)	1,653
2,050,000	HUB International Ltd. 144A,
	7.00%, 5/01/26 (b)	2,129
2,000,000	NMI Holdings Inc. 144A, 7.38%, 6/01/25 (b)	2,253
		7,889
Leisure (4%)
2,000,000	Caesars Entertainment Inc. 144A,
	6.25%, 7/01/25 (b)	2,118
250,000	Caesars Resort Collection LLC/CRC Finco Inc. 144A, 5.75%, 7/01/25 (b)	263
1,000,000	Carnival Corp. 144A, 7.63%, 3/01/26 (b)	1,059
1,400,000	Carnival Corp. 144A, 11.50%, 4/01/23 (b)	1,591
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,563
1,750,000	Genting New York LLC/GENNY Capital Inc.
	144A, 3.30%, 2/15/26 (b)	1,765
1,800,000	Hilton Domestic Operating Co. Inc. 144A,
	5.75%, 5/01/28 (b)	1,938
1,000,000	MGM Resorts International, 4.75%, 10/15/28	1,046
550,000	MGM Resorts International, 6.75%, 5/01/25	590
1,300,000	NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (b)	1,289
750,000	Newell Brands Inc., 4.70%, 4/01/26	832
500,000	Newell Brands Inc., 5.88%, 4/01/36	615
500,000	Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	495
1,000,000	Royal Caribbean Cruises Ltd. 144A,
	11.50%, 6/01/25 (b)	1,159
2,500,000	WMG Acquisition Corp. 144A,
	3.00%, 2/15/31 (b)	2,428

Principal or Shares	Security Description	Value (000)

1,000,000	Wyndham Destinations Inc., 6.00%, 4/01/27	$1,108
1,000,000	Wyndham Destinations Inc. 144A,
	6.63%, 7/31/26 (b)	1,118
1,000,000	Wyndham Hotels & Resorts Inc. 144A,
	5.38%, 4/15/26 (b)	1,026
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/01/25 (b)	1,034
		23,037
Media (6%)
1,000,000	Altice Financing SA 144A, 5.00%, 1/15/28 (b)	1,026
2,000,000	AMC Networks Inc., 4.25%, 2/15/29	2,000
750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	759
500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (b)	514
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (b)	1,582
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 5/01/32 (b)	1,041
1,600,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (b)	1,704
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	2,770
2,000,000	CSC Holdings LLC 144A, 4.13%, 12/01/30 (b)	2,048
1,000,000	CSC Holdings LLC 144A, 4.63%, 12/01/30 (b)	1,021
500,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (b)	557
1,300,000	Diamond Sports Group LLC/Diamond Sports
	Finance Co. 144A, 5.38%, 8/15/26 (b)	1,051
1,080,000	Diamond Sports Group LLC/Diamond Sports
	Finance Co. 144A, 6.63%, 8/15/27 (b)(g)	687
1,000,000	DISH DBS Corp., 7.38%, 7/01/28	1,043
1,750,000	Endurance Acquisition Merger Sub 144A,
	6.00%, 2/15/29 (b)	1,728
1,700,000	EW Scripps Co. 144A, 5.13%, 5/15/25 (b)	1,737
2,500,000	Gray Television Inc. 144A, 4.75%, 10/15/30 (b)	2,498
1,500,000	Match Group Holdings II LLC 144A,
	4.63%, 6/01/28 (b)	1,581
750,000	Netflix Inc. 144A, 4.88%, 6/15/30 (b)	908
1,000,000	Netflix Inc. 144A, 5.38%, 11/15/29 (b)	1,249
2,000,000	Nexstar Broadcasting Inc. 144A,
	4.75%, 11/01/28 (b)	2,064
1,000,000	Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (b)	1,051
1,000,000	Sinclair Television Group Inc. 144A,
	4.13%, 12/01/30 (b)	998
2,000,000	Sinclair Television Group Inc. 144A,
	5.50%, 3/01/30 (b)	2,065
2,500,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,634
1,500,000	Virgin Media Secured Finance PLC 144A,
	5.50%, 5/15/29 (b)	1,620
		37,936
Real Estate (3%)
1,180,000	Diversified Healthcare Trust, 4.75%, 2/15/28	1,183
1,000,000	EPR Properties, 4.75%, 12/15/26	1,042
1,450,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b)	1,512
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	1,582
1,000,000	iStar Inc., 4.75%, 10/01/24	1,027

          Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

3,610,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	$3,615
1,000,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 2/01/27	1,126
1,500,000	MPT Operating Partnership LP/MPT Finance
	Corp., 4.63%, 8/01/29	1,607
2,000,000	SBA Communications Corp., 3.88%, 2/15/27	2,091
1,000,000	Service Properties Trust, 7.50%, 9/15/25	1,131
1,500,000	Toll Brothers Finance Corp., 3.80%, 11/01/29	1,627
1,300,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 6.50%, 2/15/29 (b)	1,300
1,200,000	VICI Properties LP/VICI Note Co. Inc. 144A,
	4.13%, 8/15/30 (b)	1,251
		20,094
Retail (4%)
1,500,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (b)	1,496
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (b)	2,077
1,500,000	Group 1 Automotive Inc. 144A,
	4.00%, 8/15/28 (b)	1,537
3,500,000	IRB Holding Corp. 144A, 6.75%, 2/15/26 (b)	3,618
1,000,000	L Brands Inc. 144A, 6.63%, 10/01/30 (b)	1,127
500,000	L Brands Inc., 6.88%, 11/01/35	580
650,000	L Brands Inc., 7.50%, 6/15/29	729
700,000	Lithia Motors Inc. 144A, 4.63%, 12/15/27 (b)	740
1,500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	1,562
1,000,000	Nordstrom Inc., 4.38%, 4/01/30 (g)	1,000
1,000,000	Penske Automotive Group Inc., 5.50%, 5/15/26	1,039
1,000,000	QVC Inc., 4.38%, 9/01/28	1,042
2,333,000	Sonic Automotive Inc., 6.13%, 3/15/27	2,460
1,200,000	Yum! Brands Inc., 3.63%, 3/15/31	1,179
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	2,579
875,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (b)	961
		23,726
Service (3%)
500,000	Aramark Services Inc., 4.75%, 6/01/26	512
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	835
1,000,000	Avis Budget Car Rental LLC/Avis Budget
	Finance Inc. 144A, 5.75%, 7/15/27 (b)	1,012
1,250,000	Cimpress PLC 144A, 7.00%, 6/15/26 (b)	1,319
1,000,000	Covanta Holding Corp., 5.00%, 9/01/30	1,051
1,000,000	Covanta Holding Corp., 5.88%, 7/01/25	1,041
1,000,000	Covanta Holding Corp., 6.00%, 1/01/27	1,048
1,000,000	Gartner Inc. 144A, 3.75%, 10/01/30 (b)	1,032
1,000,000	Gartner Inc. 144A, 4.50%, 7/01/28 (b)	1,056
1,000,000	Jaguar Holding Co. II/PPD Development LP
	144A, 5.00%, 6/15/28 (b)	1,064
2,000,000	Nielsen Finance LLC/Nielsen Finance Co. 144A,
	5.63%, 10/01/28 (b)	2,145
2,000,000	Prime Security Services Borrower LLC/Prime
	Finance Inc. 144A, 3.38%, 8/31/27 (b)	1,981
1,250,000	United Rentals North America Inc.,
	4.88%, 1/15/28	1,334
2,000,000	United Rentals North America Inc.,
	5.88%, 9/15/26	2,110
		17,540
Technology (4%)
1,500,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	1,586

Principal or Shares	Security Description	Value (000)

2,000,000	ams AG 144A, 7.00%, 7/31/25 (b)	$2,201
1,000,000	Booz Allen Hamilton Inc. 144A,
	3.88%, 9/01/28 (b)	1,029
950,000	Castle U.S. Holding Corp. 144A,
	9.50%, 2/15/28 (b)	977
1,500,000	CDK Global Inc. 144A, 5.25%, 5/15/29 (b)	1,627
1,000,000	CDW LLC/CDW Finance Corp.,
	3.25%, 2/15/29	1,008
500,000	Dell International LLC/EMC Corp. 144A,
	8.35%, 7/15/46 (b)	743
1,500,000	NCR Corp. 144A, 5.25%, 10/01/30 (b)	1,570
1,500,000	Presidio Holdings Inc. 144A, 8.25%, 2/01/28 (b)	1,666
960,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	986
500,000	PTC Inc. 144A, 4.00%, 2/15/28 (b)	521
1,800,000	Science Applications International Corp. 144A,
	4.88%, 4/01/28 (b)	1,898
2,700,000	Seagate HDD Cayman 144A, 3.38%, 7/15/31 (b)	2,636
2,500,000	TTM Technologies Inc. 144A,
	5.63%, 10/01/25 (b)	2,559
2,000,000	WESCO Distribution Inc. 144A,
	7.13%, 6/15/25 (b)	2,183
1,000,000	Xerox Holdings Corp. 144A, 5.50%, 8/15/28 (b)	1,033
2,080,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (b)	2,106
		26,329
Telecommunications (7%)
2,000,000	Advantage Sales & Marketing Inc. 144A,
	6.50%, 11/15/28 (b)	2,089
1,000,000	Altice France SA, 5.88%, 2/01/27 EUR (d)(e)	1,306
2,500,000	Altice France SA 144A, 7.38%, 5/01/26 (b)	2,623
1,000,000	Altice France SA 144A, 8.13%, 2/01/27 (b)	1,106
2,000,000	Avaya Inc. 144A, 6.13%, 9/15/28 (b)	2,134
1,500,000	CommScope Inc. 144A, 8.25%, 3/01/27 (b)	1,614
866,000	CommScope Technologies LLC 144A,
	6.00%, 6/15/25 (b)	884
1,000,000	Frontier Communications Corp. 144A,
	5.88%, 10/15/27 (b)	1,079
1,000,000	Frontier Communications Corp. 144A,
	6.75%, 5/01/29 (b)	1,057
2,500,000	Lamar Media Corp., 4.88%, 1/15/29	2,656
2,000,000	Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (b)	2,057
1,000,000	Lumen Technologies Inc., 5.63%, 4/01/25	1,092
2,160,000	Lumen Technologies Inc., 5.80%, 3/15/22	2,260
1,000,000	Lumen Technologies Inc., 6.88%, 1/15/28	1,172
1,000,000	Lumen Technologies Inc., 7.60%, 9/15/39	1,238
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,585
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,367
1,000,000	Sprint Corp., 7.13%, 6/15/24	1,167
3,500,000	Sprint Corp., 7.63%, 3/01/26	4,319
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,720
3,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	3,098
1,000,000	Vmed O2 UK Financing I PLC 144A,
	4.25%, 1/31/31 (b)	1,000
950,000	Zayo Group Holdings Inc. 144A,
	6.13%, 3/01/28 (b)	990
		41,613

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Transportation (2%)
1,000,000	American Airlines Inc. 144A,
	11.75%, 7/15/25 (b)	$1,162
2,000,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
	4.75%, 10/20/28 (b)	2,214
2,000,000	Fortress Transportation and Infrastructure
	Investors LLC 144A, 6.50%, 10/01/25 (b)	2,074
1,000,000	Fortress Transportation and Infrastructure
	Investors LLC 144A, 9.75%, 8/01/27 (b)	1,132
946,320	MV24 Capital BV 144A, 6.75%, 6/01/34 (b)	1,031
1,025,000	United Airlines Holdings Inc.,
	5.00%, 2/01/24 (g)	1,013
		8,626
Utility (3%)
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (b)	515
1,000,000	Calpine Corp. 144A, 4.63%, 2/01/29 (b)	1,012
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (b)	1,034
771,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	797
2,000,000	DPL Inc., 4.35%, 4/15/29	2,252
2,000,000	FirstEnergy Corp., 4.40%, 7/15/27	2,187
1,500,000	FirstEnergy Corp., 7.38%, 11/15/31	2,107
1,500,000	NextEra Energy Operating Partners LP 144A,
	3.88%, 10/15/26 (b)	1,599
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (b)	2,562
1,000,000	Pattern Energy Operations LP/Pattern Energy
	Operations Inc. 144A, 4.50%, 8/15/28 (b)	1,060
1,000,000	PG&E Corp., 5.00%, 7/01/28	1,080
1,000,000	Talen Energy Supply LLC 144A,
	6.63%, 1/15/28 (b)	1,043
1,000,000	Vistra Operations Co. LLC 144A,
	5.00%, 7/31/27 (b)	1,057
1,250,000	Vistra Operations Co. LLC 144A,
	5.50%, 9/01/26 (b)	1,304
		19,609
Total Corporate Bond (Cost - $509,092)		539,903
Mortgage Backed (3%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 9.250%),
	9.38%, 11/25/39 (a)(b)	4,238
1,985,259	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 10.250%),
	10.38%, 1/25/29 (a)	2,358
1,987,688	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%),
	12.38%, 9/25/28 (a)	2,504
1,700,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 4.800%),
	4.93%, 2/25/50 (a)(b)	1,597
1,200,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 9.500%),
	9.63%, 2/25/49 (a)(b)	1,191
900,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (a)	912
1,733,563	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 10/25/29 (a)	1,923

Principal or Shares	Security Description	Value (000)

1,843,544	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 11.750%), 11.88%, 5/25/43 (a)(b)	$2,059
1,550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (a)(b)	1,705
Total Mortgage Backed (Cost - $17,065)		18,487
Investment Company (5%)
29,487,694	Payden Cash Reserves Money Market Fund *
	(Cost - $29,488)	29,488
Total Investments (Cost - $580,233) (103%)		613,231
Liabilities in excess of Other Assets (-3%)		(16,051)

Net Assets (100%)		$597,180

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Principal in foreign currency.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $3,338 and the total market value of the collateral held by the Fund is $3,553. Amounts in 000s.

          Payden High Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,340	USD 1,572	Citibank, N.A.	03/22/2021	$57

Liabilities:
USD 6,994	EUR 5,871	Citibank, N.A.	03/22/2021	(139)
USD 1,534	CAD 1,989	HSBC Bank USA, N.A.	03/22/2021	(22)

				(161)

Net Unrealized Appreciation (Depreciation)				$(104)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
4-Year Interest Rate Swap, Pay Fixed 0.2405% Annually, Receive Variable (0.567%) (1-Month EURIBOR) Monthly	10/29/2023	EUR 2,343	$(71)	$—	$(71)
4-Year Interest Rate Swap, Receive Fixed 3.013% Semi-Annually, Pay Variable 0.12075% (1-Month USD LIBOR) Monthly	10/29/2023	USD 14,240	1,227	—	1,227

			$1,156	$—	$1,156

7   Payden Mutual Funds